New Accounting Standards Implemented	12 Months Ended
Dec. 31, 2011
New Accounting Standards Implemented [Abstract]
New Accounting Standards Implemented

3. New Accounting Standards Implemented

Effective January 1, 2012, L-3 retrospectively adopted a new accounting standard issued by the FASB for the presentation of comprehensive income in financial statements. The adoption of this standard resulted in the presentation of a total for comprehensive income, and the components of net income and other comprehensive income in two separate, but consecutive statements. The adoption of this standard only changed how L-3 presents comprehensive income and did not impact L-3’s financial position, results of operations or cash flows. As a result, all periods included in this Annual Report have been retrospectively adjusted to include the adoption of this new standard.

In October 2009, the FASB issued a revised accounting standard for revenue arrangements with multiple deliverables. The revision: (1) removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, (2) provided a hierarchy that entities must use to estimate the selling price of each deliverable, (3) eliminated the use of the residual method for allocation, and (4) expanded the ongoing disclosure requirements. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations or cash flows.

In October 2009, the FASB issued a revised accounting standard for certain revenue arrangements that include software elements. Under the revised standard, tangible products that contain both software and non-software components that work together to deliver a product’s essential functionality are excluded from the scope of pre-existing software revenue recognition standards. In addition, hardware components of a tangible product containing software components are excluded from the scope of software revenue recognition standards. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations, or cash flows.